UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        WASHINGTON D.C. 20549
                               FORM 13F



                          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2003

Check here if Amendment  [  ]; Amendment Number:

         This Amendment (Check only one):   [   ] is a restatement.
                                            [   ] adds new holdings
                                                  entries.
Institutional Investment Manager Filing this Report:

         Name:             Liberty Asset Management
         Address:          One Financial Center
                           Boston, MA  02111

Form 13F File Number:      28-10483

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Ann E. Balcom
Title:            Compliance Manager
Phone:            (617) 772-3887

Signature, Place, and Date of Signing:


/s/ Ann E. Balcom        Boston, MA  02111               October 1, 2003
-----------------      --------------------------       --------------
[Signature]                [City, State]                   [Date]

Report Type (Check only one):

[    ]  13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

[    ] 13F COMBINATION REPORT. (Check here if a portion of the
       holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

No.        Form 13F File Number     Name

01         28-5580                  Mastrapasqua Asset Management
02         28-5082                  Boston Partners Asset Management
03         28-1585                  William Blair and Co., L.L.C.
04         28-00620                 The TWC Group, Inc.
05         28-03579                 Schneider Capital Management Corp.
06         28-7168                  M.A. Weatherbie and Co., Inc.
07         28-2701                  Allianz Dresdner Asset Management
